Sage Ranch (Disclosure of Sage Ranch) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Opening balance	$ 10,162,415	$ 8,336,079
Land appraisal & related fees	468,488	1,085,359
Water rights	125,000	0
Translation adjustment	(482,379)	740,977
Ending balance	$ 10,273,524	$ 10,162,415